Income Taxes - Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule Of Unrecognized Tax Benefits [Abstract]
Balance at beginning of the year	¥ 11,338	$ 1,621	¥ 19,353
Additions	2,400	343	0
Decreases	0	0	(8,015)
Balance at end of the year	¥ 13,738	$ 1,964	¥ 11,338